Share-based payments (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Payments
[custom:PerformanceRightsLiability-0]	$ 2,203,370	$ 1,054,776
[custom:EmployeeServiesRecognised]	$ 460,603	$ 291,029